Share Capital (Tables)	12 Months Ended
Aug. 31, 2022
Share Capital [Abstract]
Disclosure of Capital Stock
Issued and outstanding

2022	2021		2022	2021
Number of securities			$	$
22,372,064	22,372,064	Class A Shares	2	2
477,175,098	476,537,262	Class B Shares	4,215	4,197
–	–	Series A Shares	–	–
–	–	Series B Shares	–	–

499,547,162	498,909,326		4,217	4,199

Disclosure of Changes in Share Capital
Changes in Class A Share capital and Class B Share capital in 2022 and 2021 are as follows:

	Class A Shares		Class B Shares
	Number	$	Number	$
September 1, 2020	22,372,064	2	490,632,833	4,307
Stock option exercises	–	–	681,980	19
Restricted Share Units	–	–	6,423	–
Shares Repurchased	–	–	(14,783,974)	(129)

August 31, 2021	22,372,064	2	476,537,262	4,197
Stock option exercises	–	–	627,751	18
Restricted Share Units	–	–	10,085	–

August 31, 2022	22,372,064	2	477,175,098	4,215